Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property and Equipment [Abstract]
Schedule of property and equipment
	September 30, 2016	December 31, 2015

Equipment	$776,927	$-
Site development	401,462	-
Building	161,467	-
Leasehold improvements	46,728	-
Computer equipment	2,901	2,901
Construction in process	388,937	-
	1,778,422	2,901
Less accumulated depreciation	(156,837)	(2,901)
	$1,621,585	$-

December 31	2015	2014
Computers and equipment	$2,901	$2,901
Less accumulated depreciation	2,901	1,934
Property and Equipment	$-	$967